Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsSubsequent events have been evaluated by management through June 29, 2026, the date these financial statements were available to be issued.